Loans Receivable - Fair Value of Loans Acquired (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($) loan	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Accretable yield	$ (7,935)	$ (9,620)	$ (29,634)	$ (42,435)		$ (52,572)	$ (66,639)
PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans acquired | loan	0	0
PCI Loans | Loans Acquired through Consolidation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually required payments including interest					$ 1,154,596
Less: Nonaccretable difference					(878,257)
Cash flows expected to be collected					276,339
Less: Accretable yield					(23,594)
Fair value of loans acquired					$ 252,745